The Bond Fund of America, Inc.
              333 South Hope Street, Los Angeles, California 90071
                             Telephone (213)486-9200

                                             March 5, 2003

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: The Bond Fund of America, Inc.
     File Nos.  2-50700
                811-2444


Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 2/27/2003 of Registrant's Post-Effective Amendment No. 50 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Julie F. Williams
                                             Julie F. Williams
                                             Secretary



cc:   Linda Stirling
     (Division of Investment Management)